COMMON STOCK DURING THE PERIOD (Details)	3 Months Ended
Nov. 30, 2016 USD ($) shares
COMMON STOCK DURING THE PERIOD DETAILS
Issued shares to extinguish convertible debt | shares	177,238,619
Fair value of shares issued to extinguish convertible debt	$ 307,002
Value of convertible debt extinguished	120,612
Accrued interest of the convertible debt	$ 7,409